Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 04, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000019088
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 28,550	$ 27,202	$ 27,306	$ 26,885	$ 26,057	$ 25,390	$ 24,681	$ 23,487	$ 24,635	$ 23,915	$ 22,688	$ 22,242	$ 21,427	$ 19,779	$ 20,165	$ 21,168	$ 21,225	$ 20,760	$ 19,587	$ 20,040	$ 19,598	$ 19,309	$ 19,728	$ 19,117	$ 19,918	$ 18,768	$ 17,275	$ 18,829	$ 19,612	$ 18,068	$ 19,190	$ 19,126	$ 20,622	$ 20,061	$ 20,690	$ 22,109	$ 21,032	$ 21,250	$ 19,744	$ 20,886	$ 20,253	$ 19,719	$ 19,538	$ 19,242	$ 18,344	$ 17,603	$ 17,101	$ 17,593	$ 17,106	$ 15,551	$ 15,935	$ 16,251	$ 15,312	$ 14,546	$ 14,373	$ 13,581	$ 12,207	$ 13,825	$ 15,090	$ 15,232	$ 14,862	$ 14,535	$ 14,608	$ 14,310	$ 14,283	$ 14,003	$ 13,164	$ 13,866	$ 13,470	$ 13,218	$ 12,671	$ 12,034	$ 13,084	$ 12,577	$ 13,483	$ 13,281	$ 12,984	$ 12,437	$ 12,375	$ 12,235	$ 12,284	$ 12,525	$ 13,222	$ 12,631	$ 12,494	$ 11,948	$ 11,733	$ 11,419	$ 11,427	$ 11,350	$ 11,375	$ 11,192		$ 11,070	$ 11,100	$ 10,683	$ 10,607	$ 10,468	$ 10,094	$ 10,327	$ 10,362	$ 10,404	$ 10,249	$ 10,010	$ 9,814	$ 9,771	$ 9,143	$ 9,066	$ 9,213	$ 9,296	$ 9,335	$ 8,690	$ 8,885	$ 9,372	$ 9,218	$ 9,490	$ 9,433	$ 9,426	$ 9,603	$ 9,132	$ 9,437	$ 9,423
C000019090
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 28,116	26,810	26,926	26,533	25,736	25,088	24,407	23,239	24,395	23,690	22,488	22,060	21,265	19,646	20,037	21,046	21,126	20,667	19,517	19,976	19,551	19,274	19,699	19,102	19,917	18,781	17,295	18,868	19,655	18,125	19,264	19,210	20,726	20,170	20,813	22,264	21,189	21,423	19,912	21,081	20,453	19,936	19,754	19,470	18,578	17,828	17,331	17,848	17,359	15,796	16,201	16,521	15,581	14,810	14,640	13,850	12,458	14,116	15,407	15,565	15,199	14,879	14,954	14,663	14,644	14,372	13,515	14,247	13,844	13,597	13,044	12,389	13,484	12,972	13,909	13,706	13,412	12,858	12,795	12,665	12,717	12,977	13,710	13,107	12,977	12,411	12,193	11,877	11,893	11,820	11,853	11,668		11,555	11,584	11,159	11,087	10,944	10,563	10,810	10,859	10,911	10,755	10,511	10,303	10,266	9,623	9,541	9,704	9,797	9,838	9,172	9,377	9,904	9,740	10,043	9,981	9,981	10,175	9,684	10,011	10,000
C000054712
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 30,995	29,519	29,631	29,180	28,265	27,534	26,762	25,465	26,712	25,916	24,573	24,092	23,208	21,424	21,827	22,899	22,972	22,448	21,180	21,678	21,192	20,863	21,312	20,657	21,520	20,263	18,659	20,332	21,161	19,503	20,703	20,623	22,240	21,619	22,295	23,828	22,664	22,888	21,261	22,489	21,810	21,227	21,024	20,707	19,733	18,922	18,383	18,911	18,383	16,706	17,128	17,449	16,443	15,623	15,422	14,574	13,102	14,829	16,182	16,325	15,933	15,583	15,651	15,337	15,298	14,998	14,095	14,846	14,413	14,148	13,563	12,873	13,999	13,449	14,408	14,196	13,869	13,286	13,215	13,065	13,109	13,369	14,105	13,474	13,332	12,750	12,512	12,172	12,180	12,099	12,112	11,925		11,795	11,822	11,369	11,297	11,137	10,738	10,986	11,026	11,071	10,906	10,647	10,431	10,386	9,728	9,639	9,795	9,880	9,922	9,236	9,439	9,957	9,787	10,085	10,017	10,004	10,194	9,694	10,019	10,000
C000188280
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 26,464	25,210	25,294	24,908	24,127	23,501	22,845	21,732	22,793	22,117	20,976	20,561	19,802	18,280	18,629	19,545	19,596	19,155	18,073	18,492	18,073	17,800	18,178	17,617	18,359	17,281	15,912	17,334	18,050	16,627	17,657	17,589	18,958	18,431	19,009	20,307	19,315	19,511	18,125	19,161	18,582	18,091	17,907	17,640	16,813	16,126	15,656	16,108	15,660	14,233	14,588	14,862	14,000	13,302	13,138	12,408	11,155	12,626	13,772	13,900	13,559	13,265	13,322	13,046	13,014	12,762	11,993	12,631	12,259	12,033	11,534	10,947	11,905	11,442	12,255	12,067	11,792	11,302	11,239	11,106	11,143	11,365	11,991	11,454	11,331	10,828	10,628	10,340	10,347	10,271	10,286	10,123	$ 10,000
C000019092
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 31,082	29,610	29,709	29,252	28,351	27,611	26,834	25,541	26,784	25,984	24,645	24,166	23,267	21,476	21,890	22,975	23,036	22,513	21,244	21,741	21,244	20,934	21,381	20,716	21,584	20,319	18,710	20,382	21,231	19,557	20,765	20,685	22,306	21,683	22,355	23,892	22,729	22,951	21,322	22,548	21,863	21,282	21,076	20,760	19,791	18,979	18,433	18,969	18,439	16,761	17,170	17,506	16,485	15,659	15,466	14,622	13,139	14,871	16,226	16,378	15,975	15,627	15,695	15,379	15,340	15,042	14,132	14,888	14,457	14,181	13,600	12,905	14,029	13,491	14,444	14,231	13,906	13,326	13,252	13,103	13,147	13,402	14,150	13,515	13,370	12,783	12,547	12,206	12,214	12,125	12,144	11,958		11,821	11,854	11,404	11,324	11,163	10,767	11,014	11,051	11,096	10,925	10,672	10,450	10,406	9,743	9,647	9,809	9,891	9,932	9,244	9,450	9,965	9,796	10,090	10,029	10,015	10,202	9,699	10,021	10,000
C000019091
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 29,693	28,302	28,409	27,987	27,120	26,432	25,701	24,467	25,665	24,909	23,641	23,179	22,336	20,620	21,031	22,069	22,140	21,647	20,443	20,912	20,455	20,154	20,599	19,967	20,806	19,603	18,055	19,677	20,500	18,887	20,063	19,996	21,571	20,977	21,642	23,137	22,007	22,244	20,669	21,868	21,210	20,655	20,466	20,168	19,224	18,441	17,918	18,441	17,933	16,312	16,722	17,049	16,071	15,272	15,080	14,264	12,820	14,518	15,848	15,996	15,617	15,276	15,352	15,049	15,011	14,728	13,852	14,586	14,172	13,907	13,335	12,669	13,776	13,245	14,194	13,990	13,677	13,105	13,038	12,900	12,951	13,202	13,943	13,323	13,185	12,612	12,378	12,054	12,062	11,982	12,006	11,821		11,701	11,730	11,283	11,212	11,065	10,671	10,916	10,959	11,011	10,848	10,593	10,387	10,342	9,685	9,597	9,759	9,844	9,885	9,211	9,415	9,937	9,767	10,067	10,006	9,992	10,191	9,687	10,016	10,000
C000054713
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 29,260	27,886	28,002	27,576	26,738	26,052	25,332	24,122	25,308	24,576	23,310	22,869	22,038	20,354	20,746	21,783	21,852	21,380	20,183	20,654	20,206	19,907	20,344	19,723	20,555	19,373	17,840	19,448	20,257	18,682	19,844	19,779	21,339	20,752	21,406	22,888	21,784	22,017	20,455	21,641	21,003	20,456	20,268	19,974	19,044	18,279	17,754	18,279	17,774	16,166	16,571	16,900	15,935	15,137	14,963	14,148	12,713	14,409	15,723	15,879	15,501	15,164	15,238	14,944	14,907	14,626	13,756	14,492	14,082	13,824	13,258	12,589	13,698	13,172	14,120	13,915	13,606	13,039	12,977	12,832	12,883	13,144	13,878	13,264	13,123	12,555	12,331	11,998	12,014	11,934	11,963	11,780		11,660	11,685	11,249	11,178	11,027	10,635	10,886	10,933	10,978	10,816	10,570	10,357	10,320	9,663	9,582	9,743	9,831	9,872	9,195	9,401	9,927	9,759	10,054	10,000	9,987	10,186	9,684	10,012	10,000
C000054714
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 29,569	28,176	28,296	27,861	27,009	26,325	25,590	24,367	25,566	24,815	23,547	23,092	22,254	20,543	20,947	21,985	22,056	21,569	20,367	20,841	20,379	20,087	20,524	19,897	20,736	19,532	17,991	19,610	20,430	18,834	20,001	19,945	21,502	20,917	21,577	23,066	21,950	22,179	20,609	21,801	21,157	20,607	20,407	20,117	19,173	18,397	17,879	18,407	17,896	16,270	16,684	17,007	16,030	15,233	15,051	14,226	12,788	14,495	15,818	15,968	15,587	15,252	15,319	15,014	14,986	14,709	13,823	14,565	14,147	13,889	13,321	12,648	13,757	13,230	14,178	13,974	13,659	13,091	13,024	12,885	12,929	13,192	13,931	13,305	13,167	12,597	12,370	12,036	12,052	11,971	11,995	11,810		11,689	11,719	11,277	11,204	11,056	10,659	10,906	10,949	11,002	10,837	10,589	10,374	10,336	9,674	9,593	9,748	9,843	9,884	9,206	9,411	9,930	9,766	10,061	10,000	9,993	10,187	9,685	10,010	10,000
C000156653
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 30,984	29,520	29,632	29,191	28,291	27,554	26,783	25,498	26,746	25,950	24,618	24,145	23,260	21,468	21,888	22,963	23,037	22,531	21,256	21,748	21,269	20,955	21,409	20,746	21,627	20,367	18,756	20,433	21,283	19,618	20,836	20,755	22,380	21,771	22,454	24,018	22,838	23,075	21,439	22,670	21,994	21,414	21,205	20,894	19,919	19,103	18,557	19,092	18,564	16,875	17,302	17,637	16,617	15,785	15,597	14,747	13,253	15,002	16,376	16,531	16,129	15,774	15,852	15,529	15,500	15,205	14,293	15,056	14,616	14,351	13,757	13,055	14,205	13,655	14,630	14,411	14,087	13,503	13,426	13,283	13,328	13,597	14,346	13,713	13,561	12,969	12,735	12,394	12,402	12,319	12,341	12,151		12,018	12,049	11,596	11,514	11,356	10,949	11,210	11,245	11,298	11,130	10,866	10,645	10,600	9,926	9,835	9,994	10,085	10,127	9,434	9,638	10,174	10,000
C000156654
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 31,725	30,222	30,323	29,857	28,937	28,181	27,387	26,067	27,337	26,520	25,152	24,663	23,758	21,929	22,340	23,447	23,509	22,988	21,680	22,187	21,692	21,363	21,820	21,141	22,027	20,748	19,093	20,800	21,667	19,958	21,192	21,110	22,765	22,140	22,827	24,408	23,209	23,436	21,772	23,024	22,324	21,731	21,520	21,198	20,198	19,369	18,811	19,358	18,817	17,104	17,522	17,864	16,823	15,989	15,782	14,920	13,406	15,184	16,558	16,713	16,311	15,947	16,016	15,693	15,653	15,349	14,430	15,192	14,752	14,480	13,877	13,167	14,325	13,766	14,748	14,531	14,199	13,598	13,522	13,370	13,415	13,684	14,439	13,791	13,643	13,044	12,802	12,454	12,463	12,380	12,399	12,201		12,069	12,094	11,635	11,553	11,396	10,984	11,236	11,274	11,320	11,153	10,887	10,668	10,623	9,939	9,848	10,006	10,098	10,133	9,437	9,640	10,173	10,000
C000156655
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 31,955	30,441	30,542	30,076	29,145	28,389	27,584	26,252	27,521	26,704	25,326	24,837	23,908	22,069	22,491	23,598	23,672	23,139	21,832	22,326	21,832	21,502	21,958	21,280	22,164	20,874	19,209	20,938	21,792	20,084	21,316	21,247	22,901	22,264	22,949	24,530	23,331	23,558	21,883	23,145	22,445	21,842	21,631	21,308	20,309	19,469	18,911	19,458	18,916	17,193	17,611	17,953	16,911	16,057	15,859	14,988	13,463	15,251	16,635	16,790	16,378	16,013	16,082	15,759	15,720	15,415	14,486	15,258	14,808	14,535	13,932	13,223	14,371	13,812	14,794	14,576	14,244	13,643	13,566	13,415	13,459	13,719	14,483	13,835	13,678	13,079	12,838	12,489	12,498	12,406	12,425	12,227		12,095	12,120	11,660	11,578	11,414	11,001	11,253	11,291	11,337	11,162	10,896	10,677	10,631	9,947	9,857	10,015	10,098	10,140	9,437	9,647	10,173	10,000
C000019093
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 24,809	21,785	21,091	20,114	19,292	19,949	19,520	19,210	20,434	20,077	18,278	17,711	16,880	14,971	16,150	17,300	18,214	17,839	16,871	16,515	17,072	16,515	16,953	15,985	17,310	16,762	15,875	17,419	18,205	16,350	17,236	18,040	20,178	20,187	20,434	23,713	23,786	25,023	23,717	24,801	24,129	23,572	22,274	23,167	21,900	22,602	21,823	22,243	21,221	18,951	18,739	18,845	18,184	16,873	16,351	14,710	12,804	15,166	16,205	15,881	15,632	14,943	14,580	14,768	15,043	14,806	13,892	14,449	13,917	13,672	12,815	11,613	12,660	12,259	13,486	13,415	12,866	12,530	12,524	12,117	12,229	12,223	12,624	12,017	12,010	11,681	11,464	11,232	11,102	10,999	10,940	10,707		10,458	10,372	10,221	9,783	9,912	9,582	9,965	10,017	10,122	9,713	9,813	9,493	9,477	8,838	8,859	9,682	9,875	9,885	9,439	9,825	10,459	10,239	10,252	10,059	10,147	10,055	9,324	9,429	9,425
C000019095
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 24,413	21,446	20,780	19,828	19,035	19,701	19,289	18,988	20,209	19,876	18,099	17,560	16,735	14,847	16,037	17,179	18,099	17,750	16,783	16,450	17,005	16,481	16,910	15,958	17,306	16,751	15,878	17,433	18,242	16,386	17,290	18,099	20,257	20,288	20,542	23,857	23,948	25,204	23,900	25,014	24,351	23,805	22,514	23,426	22,158	22,881	22,111	22,549	21,529	19,237	19,035	19,150	18,489	17,175	16,647	14,988	13,051	15,478	16,542	16,225	15,979	15,278	14,914	15,127	15,411	15,181	14,258	14,835	14,293	14,054	13,184	11,951	13,035	12,634	13,911	13,837	13,281	12,945	12,945	12,536	12,651	12,659	13,084	12,462	12,461	12,126	11,907	11,673	11,549	11,447	11,389	11,163		10,907	10,827	10,667	10,221	10,360	10,023	10,430	10,493	10,605	10,185	10,297	9,967	9,953	9,287	9,315	10,192	10,400	10,418	9,954	10,364	11,043	10,817	10,840	10,638	10,739	10,650	9,877	9,996	10,000
C000054715
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 26,716	23,455	22,704	21,651	20,763	21,468	21,010	20,671	21,981	21,596	19,654	19,050	18,152	16,092	17,356	18,592	19,572	19,169	18,125	17,740	18,336	17,740	18,207	17,163	18,592	17,997	17,035	18,693	19,535	17,548	18,491	19,352	21,642	21,651	21,917	25,424	25,499	26,822	25,421	26,582	25,863	25,251	23,866	24,818	23,456	24,206	23,371	23,820	22,721	20,283	20,060	20,168	19,459	18,054	17,494	15,737	13,691	16,224	17,325	16,980	16,713	15,970	15,579	15,784	16,072	15,816	14,842	15,432	14,862	14,599	13,683	12,395	13,511	13,082	14,395	14,316	13,723	13,366	13,360	12,925	13,040	13,033	13,463	12,810	12,803	12,447	12,219	11,968	11,824	11,718	11,651	11,406		11,134	11,045	10,878	10,410	10,549	10,198	10,603	10,657	10,765	10,328	10,436	10,090	10,074	9,394	9,416	10,290	10,495	10,504	10,029	10,438	11,108	10,875	10,889	10,680	10,770	10,675	9,896	10,005	10,000
C000188282
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 24,506	21,509	20,823	19,848	19,039	19,674	19,248	18,938	20,137	19,783	18,006	17,443	16,619	14,734	15,890	17,016	17,905	17,537	16,576	16,229	16,771	16,222	16,641	15,688	16,988	16,439	15,565	17,074	17,847	16,020	16,886	17,667	19,754	19,754	19,992	23,199	23,264	24,461	23,183	24,237	23,576	23,021	21,749	22,616	21,369	22,049	21,288	21,693	20,690	18,471	18,261	18,355	17,709	16,433	15,914	14,318	12,452	14,754	15,754	15,439	15,193	14,519	14,161	14,340	14,603	14,372	13,482	14,014	13,498	13,261	12,424	11,250	12,262	11,872	13,062	12,987	12,452	12,127	12,112	11,717	11,822	11,812	12,202	11,607	11,597	11,278	11,065	10,838	10,708	10,606	10,542	10,319	10,000
C000019097
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,002	23,699	22,942	21,871	20,977	21,685	21,218	20,872	22,201	21,814	19,849	19,237	18,326	16,248	17,521	18,769	19,752	19,341	18,286	17,899	18,495	17,899	18,359	17,311	18,745	18,141	17,174	18,842	19,696	17,690	18,640	19,502	21,806	21,814	22,080	25,617	25,689	27,015	25,606	26,772	26,043	25,425	24,030	24,981	23,613	24,363	23,523	23,974	22,864	20,413	20,179	20,290	19,571	18,164	17,592	15,829	13,770	16,314	17,420	17,070	16,802	16,052	15,660	15,865	16,152	15,894	14,910	15,502	14,934	14,670	13,745	12,451	13,571	13,137	14,454	14,371	13,782	13,420	13,409	12,970	13,087	13,081	13,509	12,853	12,842	12,487	12,255	12,003	11,859	11,751	11,684	11,432		11,164	11,071	10,907	10,433	10,572	10,222	10,622	10,677	10,782	10,347	10,452	10,107	10,092	9,411	9,426	10,302	10,507	10,516	10,040	10,445	11,116	10,885	10,894	10,685	10,778	10,676	9,898	10,009	10,000
C000019096
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 25,800	22,648	21,935	20,921	20,078	20,761	20,319	19,998	21,283	20,911	19,034	18,452	17,588	15,601	16,835	18,030	18,984	18,602	17,588	17,227	17,809	17,237	17,689	16,685	18,080	17,498	16,574	18,191	19,024	17,086	18,010	18,853	21,092	21,102	21,373	24,806	24,885	26,176	24,819	25,959	25,260	24,677	23,329	24,261	22,946	23,679	22,871	23,312	22,248	19,866	19,651	19,766	19,070	17,706	17,154	15,439	13,438	15,927	17,011	16,681	16,418	15,700	15,320	15,523	15,815	15,564	14,609	15,191	14,636	14,385	13,484	12,217	13,323	12,902	14,202	14,126	13,546	13,202	13,195	12,768	12,883	12,883	13,310	12,673	12,666	12,322	12,094	11,849	11,715	11,610	11,546	11,307		11,044	10,957	10,794	10,333	10,473	10,128	10,535	10,592	10,699	10,270	10,377	10,038	10,027	9,355	9,377	10,247	10,456	10,470	10,001	10,406	11,083	10,851	10,866	10,663	10,757	10,663	9,887	10,001	10,000
C000054716
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 25,415	22,316	21,620	20,621	19,789	20,465	20,028	19,717	20,985	20,621	18,781	18,209	17,356	15,391	16,607	17,803	18,739	18,365	17,366	17,013	17,595	17,023	17,481	16,482	17,865	17,294	16,389	17,980	18,801	16,898	17,813	18,645	20,860	20,881	21,141	24,542	24,623	25,906	24,563	25,701	25,008	24,435	23,101	24,033	22,724	23,460	22,656	23,101	22,049	19,694	19,482	19,592	18,909	17,560	17,017	15,315	13,328	15,799	16,885	16,555	16,301	15,582	15,208	15,409	15,699	15,457	14,510	15,090	14,544	14,295	13,396	12,144	13,239	12,830	14,116	14,044	13,473	13,128	13,122	12,700	12,823	12,823	13,245	12,615	12,608	12,264	12,045	11,801	11,665	11,564	11,505	11,268		11,001	10,918	10,758	10,301	10,443	10,099	10,506	10,564	10,673	10,248	10,357	10,018	10,007	9,335	9,358	10,231	10,442	10,452	9,986	10,397	11,068	10,843	10,858	10,652	10,753	10,657	9,885	10,001	10,000
C000054717
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 25,685	22,555	21,838	20,828	19,990	20,667	20,233	19,920	21,182	20,828	18,961	18,375	17,517	15,538	16,760	17,961	18,910	18,526	17,527	17,163	17,739	17,174	17,628	16,628	18,012	17,436	16,517	18,133	18,951	17,032	17,951	18,799	21,030	21,040	21,303	24,726	24,805	26,101	24,747	25,883	25,190	24,605	23,259	24,195	22,883	23,619	22,808	23,251	22,190	19,815	19,599	19,714	19,023	17,663	17,116	15,403	13,409	15,892	16,979	16,641	16,385	15,664	15,284	15,487	15,780	15,535	14,584	15,168	14,611	14,359	13,462	12,198	13,301	12,885	14,176	14,106	13,531	13,179	13,179	12,751	12,866	12,866	13,294	12,655	12,649	12,310	12,082	11,842	11,702	11,597	11,538	11,299		11,036	10,948	10,784	10,328	10,468	10,123	10,525	10,582	10,695	10,265	10,372	10,038	10,021	9,347	9,370	10,248	10,456	10,466	9,995	10,406	11,080	10,852	10,867	10,659	10,758	10,664	9,891	10,005	10,000
C000156656
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 24,238	21,276	20,598	19,644	18,841	19,483	19,064	18,761	19,956	19,617	17,851	17,307	16,486	14,621	15,772	16,896	17,788	17,423	16,477	16,129	16,673	16,138	16,557	15,612	16,914	16,370	15,505	17,012	17,779	15,968	16,834	17,619	19,706	19,715	19,956	23,159	23,230	24,438	23,163	24,229	23,566	23,021	21,754	22,626	21,388	22,074	21,314	21,724	20,726	18,509	18,302	18,406	17,760	16,486	15,969	14,373	12,505	14,819	15,827	15,511	15,268	14,595	14,241	14,424	14,693	14,461	13,568	14,112	13,592	13,354	12,516	11,342	12,365	11,973	13,172	13,102	12,567	12,238	12,232	11,835	11,944	11,938	12,330	11,737	11,731	11,409	11,197	10,970	10,843	10,743	10,685	10,463		10,215	10,136	9,982	9,555	9,681	9,364	9,733	9,784	9,886	9,487	9,584	9,272	9,256	8,632	8,652	9,456	9,645	9,654	9,219	9,596	10,216	10,000
C000156657
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 24,832	21,792	21,097	20,113	19,292	19,943	19,514	19,196	20,416	20,054	18,249	17,679	16,843	14,935	16,111	17,250	18,160	17,783	16,807	16,459	17,006	16,451	16,880	15,911	17,236	16,681	15,793	17,324	18,108	16,259	17,139	17,931	20,046	20,054	20,298	23,545	23,613	24,837	23,537	24,614	23,938	23,377	22,089	22,969	21,706	22,402	21,624	22,038	21,019	18,767	18,552	18,654	17,994	16,701	16,176	14,551	12,660	14,996	16,018	15,696	15,445	14,762	14,396	14,584	14,853	14,611	13,713	14,256	13,729	13,487	12,637	11,448	12,476	12,078	13,288	13,212	12,671	12,339	12,328	11,925	12,032	12,022	12,420	11,818	11,807	11,481	11,268	11,037	10,904	10,805	10,739	10,512		10,261	10,181	10,025	9,594	9,717	9,395	9,768	9,814	9,915	9,510	9,607	9,290	9,276	8,646	8,664	9,469	9,657	9,665	9,228	9,600	10,217	10,000
C000156658
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,020	21,959	21,258	20,270	19,436	20,093	19,657	19,340	20,565	20,203	18,381	17,813	16,965	15,047	16,220	17,371	18,285	17,909	16,928	16,567	17,120	16,559	16,995	16,021	17,349	16,788	15,896	17,437	18,219	16,360	17,238	18,042	20,166	20,174	20,417	23,685	23,751	24,974	23,669	24,744	24,070	23,503	22,204	23,089	21,823	22,510	21,733	22,147	21,124	18,857	18,643	18,744	18,079	16,776	16,252	14,616	12,716	15,062	16,088	15,761	15,510	14,822	14,456	14,644	14,913	14,671	13,762	14,311	13,779	13,537	12,682	11,488	12,522	12,124	13,334	13,262	12,711	12,379	12,369	11,966	12,068	12,063	12,456	11,853	11,843	11,512	11,299	11,068	10,931	10,831	10,765	10,538		10,288	10,198	10,042	9,612	9,739	9,413	9,785	9,831	9,928	9,523	9,620	9,302	9,284	8,654	8,672	9,477	9,661	9,669	9,228	9,600	10,217	10,000
C000019103
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 19,296	17,358	17,601	17,811	17,990	16,431	16,674	15,684	16,684	16,052	15,505	15,768	14,350	13,319	14,097	14,907	15,339	14,634	13,498	13,761	13,845	14,444	14,434	13,161	13,743	13,186	11,768	13,105	13,450	12,376	13,926	13,723	14,918	15,171	15,090	15,951	15,133	15,511	14,807	15,047	14,841	15,330	15,717	15,511	14,901	14,317	12,934	12,617	11,871	10,069	9,721	10,299	10,052	9,831	9,577	9,041	7,979	10,970	12,304	12,806	12,417	12,090	12,054	11,514	12,040	12,033	11,245	12,552	11,969	12,253	11,735	10,648	12,107	12,101	13,545	13,722	12,977	12,740	12,651	12,042	11,930	11,882	12,415	12,083	12,225	11,878	11,625	11,139	11,402	11,397	11,258	11,459		11,418	11,423	11,340	11,366	11,171	10,124	10,509	10,478	10,301	9,911	9,875	9,630	9,544	8,882	8,873	9,435	9,874	9,688	9,060	9,249	9,870	9,961	9,837	9,783	9,990	9,794	9,278	9,547	9,425
C000019105
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 19,003	17,068	17,366	17,564	17,762	16,224	16,472	15,480	16,522	15,877	15,331	15,629	14,239	13,205	13,993	14,781	15,225	14,535	13,451	13,697	13,796	14,387	14,387	13,155	13,711	13,170	11,753	13,128	13,461	12,378	13,962	13,753	14,962	15,254	15,170	16,045	15,239	15,625	14,926	15,167	14,974	15,480	15,890	15,673	15,070	14,492	13,093	12,780	12,035	10,225	9,872	10,460	10,225	10,013	9,755	9,214	8,133	11,189	12,552	13,093	12,697	12,373	12,342	11,802	12,342	12,342	11,540	12,898	12,296	12,605	12,080	10,969	12,471	12,482	13,979	14,163	13,404	13,165	13,089	12,460	12,352	12,309	12,872	12,536	12,687	12,341	12,081	11,580	11,865	11,865	11,727	11,943		11,900	11,917	11,839	11,874	11,677	10,591	10,993	10,972	10,796	10,393	10,358	10,111	10,026	9,335	9,328	9,928	10,397	10,211	9,555	9,762	10,423	10,521	10,402	10,345	10,573	10,371	9,829	10,123	10,000
C000054721
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 20,791	18,690	18,947	19,182	19,372	17,685	17,942	16,869	17,953	17,272	16,679	16,959	15,436	14,321	15,157	16,026	16,494	15,725	14,511	14,789	14,867	15,514	15,502	14,132	14,767	14,166	12,633	14,070	14,434	13,276	14,949	14,724	16,000	16,268	16,182	17,104	16,225	16,625	15,879	16,134	15,906	16,425	16,844	16,616	15,961	15,342	13,859	13,513	12,712	10,779	10,411	11,022	10,761	10,519	10,240	9,674	8,532	11,732	13,153	13,692	13,275	12,921	12,884	12,305	12,861	12,854	12,012	13,410	12,778	13,079	12,530	11,365	12,925	12,919	14,455	14,637	13,847	13,590	13,496	12,837	12,718	12,668	13,239	12,881	13,031	12,658	12,389	11,868	12,147	12,142	11,994	12,202		12,153	12,158	12,076	12,098	11,891	10,775	11,179	11,146	10,958	10,539	10,501	10,241	10,150	9,438	9,428	10,030	10,490	10,294	9,627	9,827	10,483	10,579	10,448	10,386	10,606	10,394	9,846	10,132	10,000
C000188284
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 17,505	15,736	15,961	16,144	16,307	14,883	15,094	14,199	15,101	14,523	14,029	14,255	12,979	12,044	12,740	13,471	13,858	13,211	12,191	12,423	12,487	13,028	13,014	11,868	12,390	11,885	10,603	11,803	12,110	11,135	12,533	12,349	13,413	13,638	13,563	14,333	13,593	13,923	13,294	13,509	13,318	13,749	14,097	13,905	13,354	12,832	11,590	11,302	10,629	9,020	8,699	9,216	8,996	8,788	8,556	8,081	7,125	9,803	10,985	11,436	11,082	10,784	10,753	10,270	10,733	10,722	10,019	11,185	10,656	10,907	10,445	9,475	10,771	10,762	12,039	12,193	11,531	11,314	11,235	10,687	10,586	10,542	11,014	10,714	10,838	10,527	10,299	9,862	10,098	10,091	9,965	10,138	10,000
C000019107
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,992	18,871	19,136	19,367	19,555	17,853	18,109	17,032	18,118	17,425	16,835	17,109	15,570	14,453	15,289	16,167	16,637	15,860	14,632	14,913	14,990	15,638	15,621	14,248	14,876	14,272	12,733	14,173	14,545	13,379	15,058	14,835	16,117	16,390	16,299	17,226	16,339	16,739	15,983	16,237	16,012	16,528	16,950	16,717	16,056	15,430	13,939	13,590	12,783	10,847	10,466	11,085	10,818	10,574	10,300	9,724	8,573	11,797	13,222	13,762	13,341	12,987	12,943	12,365	12,925	12,912	12,066	13,466	12,831	13,136	12,576	11,413	12,972	12,967	14,511	14,693	13,897	13,635	13,539	12,881	12,764	12,710	13,277	12,919	13,066	12,694	12,423	11,899	12,180	12,171	12,018	12,233		12,180	12,185	12,099	12,118	11,911	10,795	11,198	11,164	10,977	10,557	10,514	10,251	10,162	9,453	9,440	10,039	10,501	10,302	9,633	9,832	10,491	10,585	10,452	10,389	10,609	10,396	9,846	10,132	10,000
C000019106
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,071	18,050	18,317	18,534	18,728	17,107	17,349	16,333	17,373	16,720	16,163	16,429	14,953	13,889	14,699	15,546	16,006	15,256	14,082	14,361	14,445	15,074	15,062	13,744	14,356	13,775	12,299	13,693	14,054	12,926	14,565	14,356	15,600	15,867	15,786	16,693	15,833	16,231	15,502	15,755	15,541	16,056	16,465	16,251	15,609	15,006	13,557	13,226	12,445	10,567	10,201	10,798	10,548	10,317	10,047	9,488	8,371	11,521	12,917	13,457	13,050	12,699	12,667	12,102	12,659	12,651	11,831	13,201	12,588	12,890	12,349	11,209	12,743	12,743	14,266	14,450	13,668	13,419	13,334	12,690	12,572	12,526	13,091	12,743	12,893	12,534	12,266	11,752	12,038	12,032	11,889	12,100		12,055	12,066	11,981	12,009	11,806	10,703	11,110	11,080	10,896	10,484	10,444	10,191	10,101	9,400	9,390	9,992	10,457	10,263	9,599	9,800	10,461	10,556	10,429	10,370	10,592	10,386	9,840	10,129	10,000
C000054722
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,781	17,797	18,054	18,274	18,470	16,866	17,111	16,106	17,135	16,486	15,935	16,204	14,759	13,706	14,514	15,347	15,800	15,065	13,914	14,184	14,269	14,894	14,882	13,583	14,189	13,612	12,154	13,530	13,895	12,789	14,401	14,201	15,436	15,695	15,624	16,518	15,672	16,064	15,348	15,603	15,388	15,898	16,309	16,094	15,466	14,868	13,436	13,112	12,340	10,473	10,113	10,716	10,464	10,230	9,968	9,413	8,305	11,436	12,817	13,352	12,954	12,609	12,577	12,023	12,569	12,561	11,750	13,123	12,513	12,810	12,272	11,140	12,669	12,669	14,186	14,371	13,599	13,355	13,263	12,629	12,510	12,464	13,032	12,689	12,839	12,479	12,215	11,706	11,992	11,986	11,843	12,061		12,015	12,026	11,946	11,975	11,776	10,674	11,078	11,048	10,868	10,460	10,425	10,170	10,081	9,383	9,373	9,976	10,438	10,248	9,586	9,788	10,450	10,549	10,422	10,367	10,589	10,383	9,840	10,125	10,000
C000054723
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,994	17,981	18,245	18,460	18,652	17,035	17,286	16,268	17,310	16,651	16,100	16,364	14,902	13,836	14,651	15,489	15,945	15,202	14,040	14,315	14,399	15,022	15,010	13,693	14,309	13,733	12,258	13,652	14,009	12,892	14,516	14,309	15,553	15,818	15,738	16,648	15,795	16,191	15,458	15,718	15,506	16,008	16,423	16,210	15,573	14,975	13,528	13,200	12,420	10,546	10,173	10,785	10,527	10,297	10,029	9,475	8,356	11,502	12,898	13,433	13,028	12,688	12,649	12,087	12,641	12,633	11,809	13,187	12,569	12,878	12,332	11,192	12,731	12,731	14,246	14,435	13,658	13,410	13,319	12,672	12,561	12,509	13,077	12,731	12,881	12,523	12,257	11,746	12,030	12,024	11,882	12,092		12,047	12,058	11,978	12,001	11,799	10,695	11,101	11,072	10,888	10,478	10,443	10,186	10,097	9,394	9,389	9,988	10,452	10,258	9,596	9,797	10,459	10,554	10,428	10,369	10,594	10,385	9,841	10,128	10,000
C000156659
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,385	17,423	17,676	17,887	18,067	16,495	16,738	15,746	16,748	16,115	15,578	15,831	14,410	13,377	14,157	14,968	15,410	14,694	13,556	13,820	13,894	14,504	14,483	13,209	13,807	13,249	11,819	13,158	13,503	12,417	13,990	13,787	14,984	15,237	15,156	16,019	15,197	15,567	14,870	15,111	14,904	15,386	15,782	15,575	14,956	14,379	12,994	12,675	11,918	10,113	9,764	10,343	10,096	9,875	9,611	9,083	8,011	11,016	12,352	12,863	12,471	12,143	12,107	11,565	12,093	12,078	11,294	12,606	12,014	12,299	11,786	10,695	12,160	12,154	13,603	13,776	13,033	12,796	12,706	12,089	11,976	11,928	12,469	12,136	12,278	11,930	11,675	11,182	11,452	11,447	11,307	11,509		11,462	11,473	11,390	11,410	11,220	10,168	10,551	10,519	10,346	9,950	9,914	9,668	9,586	8,917	8,908	9,477	9,912	9,726	9,099	9,289	9,909	10,000
C000156660
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,854	17,851	18,101	18,319	18,497	16,890	17,132	16,106	17,132	16,486	15,920	16,179	14,726	13,671	14,460	15,290	15,733	15,000	13,840	14,106	14,178	14,790	14,774	13,477	14,070	13,500	12,047	13,406	13,758	12,648	14,242	14,031	15,242	15,500	15,414	16,297	15,451	15,828	15,114	15,361	15,148	15,636	16,027	15,815	15,190	14,592	13,185	12,855	12,087	10,259	9,898	10,483	10,231	10,000	9,735	9,198	8,110	11,156	12,502	13,012	12,613	12,278	12,243	11,691	12,220	12,208	11,409	12,731	12,131	12,419	11,891	10,792	12,264	12,259	13,718	13,889	13,137	12,895	12,799	12,178	12,067	12,011	12,551	12,213	12,356	12,000	11,744	11,249	11,515	11,506	11,362	11,564		11,515	11,519	11,438	11,456	11,260	10,202	10,586	10,554	10,374	9,977	9,937	9,692	9,604	8,930	8,922	9,488	9,924	9,737	9,104	9,292	9,911	10,000
C000156661
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,997	17,975	18,233	18,442	18,627	17,000	17,242	16,218	17,250	16,589	16,025	16,283	14,824	13,755	14,559	15,387	15,828	15,089	13,924	14,189	14,262	14,880	14,864	13,555	14,159	13,582	12,117	13,481	13,840	12,717	14,315	14,104	15,328	15,577	15,492	16,380	15,527	15,911	15,191	15,431	15,211	15,705	16,102	15,883	15,252	14,656	13,237	12,908	12,139	10,300	9,940	10,524	10,273	10,042	9,778	9,235	8,142	11,196	12,546	13,062	12,658	12,323	12,282	11,730	12,258	12,247	11,449	12,775	12,176	12,458	11,930	10,827	12,302	12,297	13,756	13,927	13,170	12,928	12,832	12,212	12,095	12,040	12,580	12,242	12,380	12,029	11,768	11,269	11,534	11,525	11,386	11,584		11,534	11,539	11,453	11,476	11,275	10,217	10,602	10,566	10,385	9,988	9,948	9,700	9,611	8,938	8,926	9,491	9,928	9,740	9,104	9,292	9,914	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,172	27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 28,075	24,773	24,348	23,563	22,992	22,853	22,478	22,240	23,612	23,060	21,448	21,564	20,044	17,865	18,826	19,790	20,464	19,863	18,438	18,427	18,698	18,443	18,627	17,132	18,226	17,286	16,026	17,513	18,106	16,132	17,435	18,137	20,438	20,115	20,363	23,380	23,298	24,326	22,732	23,889	23,142	22,906	21,448	21,781	20,623	21,023	20,670	20,740	19,790	17,447	17,426	17,673	17,205	15,932	15,567	14,146	12,231	14,375	15,439	15,296	15,119	14,403	14,141	14,303	14,569	14,236	13,302	14,114	13,507	13,327	12,589	11,291	12,418	12,110	13,441	13,499	12,763	12,495	12,447	11,998	12,112	12,132	12,525	11,854	11,791	11,410	11,099	10,794	10,718	10,542	10,511	10,266	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 31,688	27,961	27,481	26,595	25,950	25,794	25,370	25,102	26,650	26,028	24,208	24,339	22,624	20,164	21,248	22,336	23,098	22,419	20,811	20,798	21,104	20,817	21,024	19,337	20,572	19,510	18,089	19,766	20,436	18,207	19,678	20,471	23,068	22,704	22,983	26,388	26,296	27,456	25,657	26,963	26,120	25,853	24,208	24,584	23,276	23,729	23,330	23,409	22,337	19,692	19,668	19,947	19,419	17,982	17,570	15,967	13,805	16,225	17,426	17,265	17,065	16,256	15,960	16,144	16,444	16,068	15,014	15,930	15,245	15,042	14,209	12,744	14,016	13,668	15,171	15,236	14,405	14,103	14,048	13,542	13,671	13,693	14,137	13,380	13,308	12,878	12,527	12,183	12,097	11,899	11,864	11,587		11,417	11,355	11,037	10,681	10,644	10,201	10,633	10,638	10,669	10,166	10,167	10,003	10,009	9,343	9,198	9,952	10,182	10,160	9,558	9,942	10,556	10,388	10,558	10,434	10,508	10,478	9,804	9,972	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 30,504	26,916	26,454	25,601	24,981	24,830	24,422	24,165	25,655	25,055	23,303	23,429	21,778	19,410	20,454	21,502	22,235	21,582	20,033	20,021	20,315	20,039	20,239	18,615	19,803	18,781	17,413	19,028	19,672	17,527	18,943	19,706	22,207	21,856	22,124	25,402	25,313	26,430	24,698	25,955	25,144	24,888	23,304	23,666	22,407	22,842	22,459	22,534	21,503	18,956	18,933	19,202	18,693	17,311	16,914	15,370	13,289	15,618	16,775	16,620	16,427	15,649	15,364	15,541	15,829	15,468	14,453	15,335	14,675	14,480	13,678	12,268	13,493	13,158	14,604	14,666	13,867	13,576	13,523	13,036	13,160	13,182	13,609	12,880	12,811	12,397	12,059	11,728	11,646	11,454	11,420	11,154		10,991	10,930	10,625	10,282	10,246	9,820	10,235	10,240	10,271	9,786	9,787	9,630	9,635	8,994	8,855	9,580	9,801	9,780	9,201	9,571	10,162	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 30,504	26,916	26,454	25,601	24,981	24,830	24,422	24,165	25,655	25,055	23,303	23,429	21,778	19,410	20,454	21,502	22,235	21,582	20,033	20,021	20,315	20,039	20,239	18,615	19,803	18,781	17,413	19,028	19,672	17,527	18,943	19,706	22,207	21,856	22,124	25,402	25,313	26,430	24,698	25,955	25,144	24,888	23,304	23,666	22,407	22,842	22,459	22,534	21,503	18,956	18,933	19,202	18,693	17,311	16,914	15,370	13,289	15,618	16,775	16,620	16,427	15,649	15,364	15,541	15,829	15,468	14,453	15,335	14,675	14,480	13,678	12,268	13,493	13,158	14,604	14,666	13,867	13,576	13,523	13,036	13,160	13,182	13,609	12,880	12,811	12,397	12,059	11,728	11,646	11,454	11,420	11,154		10,991	10,930	10,625	10,282	10,246	9,820	10,235	10,240	10,271	9,786	9,787	9,630	9,635	8,994	8,855	9,580	9,801	9,780	9,201	9,571	10,162	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 30,504	26,916	26,454	25,601	24,981	24,830	24,422	24,165	25,655	25,055	23,303	23,429	21,778	19,410	20,454	21,502	22,235	21,582	20,033	20,021	20,315	20,039	20,239	18,615	19,803	18,781	17,413	19,028	19,672	17,527	18,943	19,706	22,207	21,856	22,124	25,402	25,313	26,430	24,698	25,955	25,144	24,888	23,304	23,666	22,407	22,842	22,459	22,534	21,503	18,956	18,933	19,202	18,693	17,311	16,914	15,370	13,289	15,618	16,775	16,620	16,427	15,649	15,364	15,541	15,829	15,468	14,453	15,335	14,675	14,480	13,678	12,268	13,493	13,158	14,604	14,666	13,867	13,576	13,523	13,036	13,160	13,182	13,609	12,880	12,811	12,397	12,059	11,728	11,646	11,454	11,420	11,154		10,991	10,930	10,625	10,282	10,246	9,820	10,235	10,240	10,271	9,786	9,787	9,630	9,635	8,994	8,855	9,580	9,801	9,780	9,201	9,571	10,162	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,064	16,475	16,737	16,726	17,046	15,194	15,455	14,764	15,769	15,107	14,628	15,324	13,628	12,503	13,296	14,026	14,735	13,701	12,693	12,948	13,279	14,305	14,642	13,367	14,305	13,881	12,329	13,728	14,176	12,925	14,342	14,072	15,255	14,963	14,719	15,630	15,018	15,549	14,978	15,284	14,886	15,438	15,532	15,064	14,765	14,032	12,827	12,186	11,291	9,464	9,137	9,583	9,093	8,909	8,659	8,417	7,493	9,947	11,018	11,646	11,252	10,994	10,734	10,210	10,814	10,796	10,150	11,053	10,650	10,966	10,556	9,515	10,823	10,652	11,699	11,997	11,718	11,514	11,445	10,816	10,631	10,502	11,054	10,920	11,025	10,715	10,701	9,993	10,245	10,181	9,837	10,153	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340	20,375	20,699	20,686	21,081	18,791	19,113	18,259	19,502	18,683	18,091	18,952	16,854	15,463	16,443	17,347	18,224	16,945	15,698	16,013	16,422	17,691	18,108	16,531	17,692	17,167	15,248	16,978	17,532	15,985	17,737	17,403	18,867	18,505	18,204	19,331	18,573	19,230	18,524	18,902	18,410	19,093	19,209	18,630	18,260	17,353	15,863	15,070	13,964	11,704	11,300	11,852	11,246	11,019	10,709	10,410	9,267	12,302	13,626	14,403	13,916	13,597	13,276	12,627	13,374	13,352	12,553	13,669	13,171	13,562	13,055	11,768	13,386	13,173	14,469	14,837	14,492	14,240	14,154	13,376	13,148	12,988	13,671	13,505	13,635	13,251	13,234	12,359	12,670	12,591	12,165	12,556		12,507	12,614	12,434	12,523	12,027	10,617	10,978	10,892	10,628	10,084	10,054	9,873	9,668	8,928	8,867	9,506	10,035	9,758	9,240	9,572	10,066	10,351	10,338	10,253	10,477	10,303	9,846	10,273	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 21,582	19,683	19,996	19,983	20,366	18,153	18,464	17,639	18,840	18,049	17,477	18,309	16,282	14,938	15,885	16,758	17,605	16,370	15,165	15,469	15,865	17,090	17,494	15,970	17,091	16,584	14,730	16,401	16,937	15,442	17,135	16,812	18,226	17,877	17,586	18,674	17,943	18,577	17,895	18,261	17,785	18,445	18,557	17,997	17,640	16,764	15,325	14,559	13,490	11,307	10,917	11,449	10,864	10,645	10,345	10,056	8,952	11,884	13,163	13,914	13,443	13,136	12,825	12,199	12,920	12,899	12,127	13,205	12,724	13,102	12,611	11,368	12,931	12,726	13,977	14,333	14,000	13,757	13,674	12,922	12,702	12,547	13,207	13,046	13,172	12,802	12,785	11,939	12,240	12,163	11,752	12,130		12,082	12,186	12,012	12,098	11,618	10,257	10,606	10,523	10,267	9,742	9,712	9,537	9,340	8,625	8,566	9,183	9,694	9,426	8,927	9,247	9,724	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 21,582	19,683	19,996	19,983	20,366	18,153	18,464	17,639	18,840	18,049	17,477	18,309	16,282	14,938	15,885	16,758	17,605	16,370	15,165	15,469	15,865	17,090	17,494	15,970	17,091	16,584	14,730	16,401	16,937	15,442	17,135	16,812	18,226	17,877	17,586	18,674	17,943	18,577	17,895	18,261	17,785	18,445	18,557	17,997	17,640	16,764	15,325	14,559	13,490	11,307	10,917	11,449	10,864	10,645	10,345	10,056	8,952	11,884	13,163	13,914	13,443	13,136	12,825	12,199	12,920	12,899	12,127	13,205	12,724	13,102	12,611	11,368	12,931	12,726	13,977	14,333	14,000	13,757	13,674	12,922	12,702	12,547	13,207	13,046	13,172	12,802	12,785	11,939	12,240	12,163	11,752	12,130		12,082	12,186	12,012	12,098	11,618	10,257	10,606	10,523	10,267	9,742	9,712	9,537	9,340	8,625	8,566	9,183	9,694	9,426	8,927	9,247	9,724	10,000
Lord Abbett Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 21,582	19,683	19,996	19,983	20,366	18,153	18,464	17,639	18,840	18,049	17,477	18,309	16,282	14,938	15,885	16,758	17,605	16,370	15,165	15,469	15,865	17,090	17,494	15,970	17,091	16,584	14,730	16,401	16,937	15,442	17,135	16,812	18,226	17,877	17,586	18,674	17,943	18,577	17,895	18,261	17,785	18,445	18,557	17,997	17,640	16,764	15,325	14,559	13,490	11,307	10,917	11,449	10,864	10,645	10,345	10,056	8,952	11,884	13,163	13,914	13,443	13,136	12,825	12,199	12,920	12,899	12,127	13,205	12,724	13,102	12,611	11,368	12,931	12,726	13,977	14,333	14,000	13,757	13,674	12,922	12,702	12,547	13,207	13,046	13,172	12,802	12,785	11,939	12,240	12,163	11,752	12,130		12,082	12,186	12,012	12,098	11,618	10,257	10,606	10,523	10,267	9,742	9,712	9,537	9,340	8,625	8,566	9,183	9,694	9,426	8,927	9,247	9,724	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 23,259	21,373	21,489	21,021	20,603	19,676	19,807	19,258	20,358	19,511	18,479	18,746	17,401	15,786	16,616	17,495	18,123	17,432	16,089	16,552	16,639	16,899	17,319	15,991	16,905	15,946	14,646	16,142	16,665	15,168	16,850	16,836	18,241	17,786	17,915	19,340	18,581	19,251	18,170	18,951	18,481	18,340	18,074	17,930	17,061	16,611	15,735	15,777	15,071	13,240	13,157	13,418	12,962	12,243	12,026	11,237	9,825	12,204	13,365	13,473	13,170	12,716	12,584	12,341	12,702	12,524	11,719	12,485	12,027	11,925	11,434	10,321	11,457	11,182	12,195	12,274	11,904	11,615	11,535	11,279	11,296	11,289	11,776	11,349	11,244	10,878	10,699	10,411	10,493	10,340	10,238	10,146	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,172	27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 27,025	24,834	24,968	24,425	23,940	22,862	23,015	22,376	23,654	22,670	21,471	21,781	20,218	18,342	19,306	20,327	21,058	20,254	18,694	19,232	19,334	19,635	20,123	18,580	19,642	18,528	17,018	18,756	19,364	17,624	19,578	19,562	21,195	20,666	20,816	22,471	21,589	22,368	21,112	22,020	21,474	21,310	21,001	20,833	19,823	19,301	18,283	18,331	17,511	15,384	15,287	15,590	15,061	14,226	13,974	13,056	11,416	14,180	15,529	15,654	15,303	14,775	14,621	14,339	14,759	14,552	13,616	14,506	13,975	13,856	13,285	11,992	13,312	12,993	14,170	14,261	13,832	13,495	13,403	13,105	13,125	13,117	13,682	13,186	13,065	12,639	12,432	12,097	12,191	12,015	11,896	11,789		11,698	11,717	11,394	11,126	11,001	10,438	10,780	10,758	10,785	10,314	10,268	10,102	9,996	9,239	9,136	9,777	10,046	10,021	9,436	9,788	10,333	10,257	10,474	10,323	10,417	10,411	9,865	10,021	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 26,347	24,211	24,342	23,812	23,339	22,289	22,438	21,815	23,061	22,102	20,933	21,235	19,711	17,882	18,822	19,818	20,530	19,746	18,226	18,750	18,849	19,143	19,619	18,114	19,149	18,064	16,591	18,286	18,878	17,182	19,087	19,072	20,664	20,148	20,294	21,908	21,048	21,807	20,583	21,468	20,935	20,776	20,474	20,311	19,326	18,817	17,824	17,872	17,072	14,999	14,904	15,200	14,683	13,869	13,624	12,729	11,130	13,824	15,139	15,262	14,919	14,405	14,255	13,979	14,389	14,187	13,275	14,143	13,624	13,509	12,952	11,691	12,978	12,667	13,815	13,904	13,485	13,157	13,067	12,777	12,796	12,788	13,339	12,856	12,737	12,322	12,120	11,793	11,886	11,713	11,598	11,493		11,405	11,423	11,109	10,847	10,725	10,176	10,510	10,489	10,515	10,056	10,010	9,849	9,746	9,008	8,907	9,532	9,794	9,769	9,199	9,543	10,074	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 26,347	24,211	24,342	23,812	23,339	22,289	22,438	21,815	23,061	22,102	20,933	21,235	19,711	17,882	18,822	19,818	20,530	19,746	18,226	18,750	18,849	19,143	19,619	18,114	19,149	18,064	16,591	18,286	18,878	17,182	19,087	19,072	20,664	20,148	20,294	21,908	21,048	21,807	20,583	21,468	20,935	20,776	20,474	20,311	19,326	18,817	17,824	17,872	17,072	14,999	14,904	15,200	14,683	13,869	13,624	12,729	11,130	13,824	15,139	15,262	14,919	14,405	14,255	13,979	14,389	14,187	13,275	14,143	13,624	13,509	12,952	11,691	12,978	12,667	13,815	13,904	13,485	13,157	13,067	12,777	12,796	12,788	13,339	12,856	12,737	12,322	12,120	11,793	11,886	11,713	11,598	11,493		11,405	11,423	11,109	10,847	10,725	10,176	10,510	10,489	10,515	10,056	10,010	9,849	9,746	9,008	8,907	9,532	9,794	9,769	9,199	9,543	10,074	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 26,347	24,211	24,342	23,812	23,339	22,289	22,438	21,815	23,061	22,102	20,933	21,235	19,711	17,882	18,822	19,818	20,530	19,746	18,226	18,750	18,849	19,143	19,619	18,114	19,149	18,064	16,591	18,286	18,878	17,182	19,087	19,072	20,664	20,148	20,294	21,908	21,048	21,807	20,583	21,468	20,935	20,776	20,474	20,311	19,326	18,817	17,824	17,872	17,072	14,999	14,904	15,200	14,683	13,869	13,624	12,729	11,130	13,824	15,139	15,262	14,919	14,405	14,255	13,979	14,389	14,187	13,275	14,143	13,624	13,509	12,952	11,691	12,978	12,667	13,815	13,904	13,485	13,157	13,067	12,777	12,796	12,788	13,339	12,856	12,737	12,322	12,120	11,793	11,886	11,713	11,598	11,493		11,405	11,423	11,109	10,847	10,725	10,176	10,510	10,489	10,515	10,056	10,010	9,849	9,746	9,008	8,907	9,532	9,794	9,769	9,199	9,543	10,074	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,172	27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	$ 10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132		12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,448	9,687	10,309	10,098	$ 10,297	$ 10,166	$ 10,070	$ 10,231	$ 9,675	$ 9,975	$ 10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,664	$ 32,742	$ 33,041	$ 32,350	$ 31,584	$ 31,204	$ 30,124	$ 28,700	$ 29,923	$ 28,990	$ 27,520	$ 27,066	$ 25,889	$ 23,723	$ 24,232	$ 25,446	$ 25,857	$ 25,053	$ 23,500	$ 23,398	$ 23,038	$ 22,223	$ 22,778	$ 21,432	$ 22,742	$ 21,538	$ 19,925	$ 21,946	$ 22,879	$ 20,948	$ 22,833	$ 22,791	$ 24,968	$ 24,074	$ 24,817	$ 26,172	$ 25,049	$ 25,224	$ 23,572	$ 24,722	$ 23,993	$ 23,436	$ 22,901	$ 22,742	$ 21,590	$ 20,684	$ 20,129	$ 20,335	$ 19,582	$ 17,650	$ 18,132	$ 18,848	$ 17,584	$ 16,645	$ 16,321	$ 15,579	$ 13,809	$ 15,755	$ 17,168	$ 17,175	$ 16,671	$ 16,087	$ 15,746	$ 15,457	$ 15,706	$ 15,483	$ 14,464	$ 15,446	$ 14,845	$ 14,562	$ 14,109	$ 13,062	$ 14,358	$ 14,072	$ 15,104	$ 15,018	$ 14,544	$ 14,023	$ 13,937	$ 13,609	$ 13,557	$ 13,911	$ 14,443	$ 13,661	$ 13,511	$ 13,109	$ 12,810	$ 12,551	$ 12,512	$ 12,260	$ 12,184	$ 12,015		$ 11,893	$ 11,879	$ 11,426	$ 11,213	$ 10,996	$ 10,603	$ 10,800	$ 10,798	$ 10,783	$ 10,399	$ 10,372	$ 10,189	$ 10,150	$ 9,505	$ 9,518	$ 10,015	$ 10,176	$ 10,145	$ 9,356	$ 9,594	$ 10,210	$ 10,000